Schedule of Investments (unaudited)	iShares® Cybersecurity and Tech ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 8.8%
Accton Technology Corp.	1,817,000	$15,885,740
Calix Inc.(a)(b)	204,610	12,806,540
Juniper Networks Inc.	915,252	27,018,239
Radware Ltd.(a)	171,275	6,068,273
		61,778,792
IT Services — 8.0%
Akamai Technologies Inc.(a)(b)	198,153	20,897,215
Change Inc.(a)	159,000	2,865,240
My EG Services Bhd	20,622,800	5,188,116
Okta Inc.(a)	110,690	27,360,354
		56,310,925
Professional Services — 11.2%
Booz Allen Hamilton Holding Corp.	303,304	26,344,986
CACI International Inc., Class A(a)	88,653	25,500,149
ManTech International Corp./VA, Class A	95,665	8,248,236
Science Applications International Corp.	208,903	18,755,311
		78,848,682
Software — 72.0%
A10 Networks Inc.(a)	267,085	4,991,819
Absolute Software Corp.	213,921	2,402,636
Ahnlab Inc.	33,731	2,368,961
Alarm.com Holdings Inc.(a)(b)	162,603	13,700,929
BlackBerry Ltd.(a)	1,856,416	20,055,173
Check Point Software Technologies Ltd.(a)	193,627	23,157,789
Citrix Systems Inc.	219,968	20,837,569
Crowdstrike Holdings Inc., Class A(a)(b)	130,313	36,722,203
CyberArk Software Ltd.(a)(b)	137,100	24,693,081
Digital Arts Inc.	46,300	3,780,463
DocuSign Inc.(a)(b)	100,976	28,100,611
Everbridge Inc.(a)(b)	114,322	18,212,638
Fortinet Inc.(a)	117,183	39,413,330
MANDIANT Inc.(a)	676,248	11,793,765
McAfee Corp., Class A	167,132	3,571,611
Micro Focus International PLC.	693,491	3,398,430
Mimecast Ltd.(a)	211,784	15,976,985
Palo Alto Networks Inc.(a)	72,350	36,832,661

Security	Shares	Value

Software (continued)
Ping Identity Holding Corp.(a)(b)	176,224	$4,992,426
Qualys Inc.(a)	118,369	14,734,573
Rapid7 Inc.(a)(b)	189,939	24,454,646
SailPoint Technologies Holdings Inc.(a)(b)	331,993	15,929,024
Tenable Holdings Inc.(a)	337,511	17,972,461
Trend Micro Inc.	451,700	25,530,248
Varonis Systems Inc.(a)(b)	331,308	21,448,880
VirnetX Holding Corp.(a)	343,914	1,324,069
VMware Inc., Class A(a)	158,573	24,055,524
Zix Corp.(a)	284,069	2,406,064
Zscaler Inc.(a)	139,768	44,566,424
		507,424,993
Total Common Stocks — 100.0%
(Cost: $576,893,191)		704,363,392
Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	34,503,710	34,520,962
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	370,000	370,000
		34,890,962
Total Short-Term Investments — 4.9%
(Cost: $34,890,376)		34,890,962
Total Investments in Securities — 104.9%
(Cost: $611,783,567)		739,254,354

Other Assets, Less Liabilities — (4.9)%		(34,680,522)
Net Assets—100.0%		$704,573,832

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,729,133	$—	$(28,208,171	)(a)	$—	$—	$34,520,962	34,503,710	$20,712	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	790,000	—	(420,000	)(a)	—	—	370,000	370,000	13		—
					$—	$—	$34,890,962		$20,725		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Cybersecurity and Tech ETF
October 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$645,346,195	$59,017,197	$—	$704,363,392
Money Market Funds	34,890,962	—	—	34,890,962
	$680,237,157	$59,017,197	$—	$739,254,354

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